Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details)	3 Months Ended
	Mar. 31, 2021 EquityInstruments $ / shares
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	19,437,523
Weighted average remaining contractual life (years)	1 year 3 months 4 days
Warrants Expiring December 18, 2021 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,359,133
Exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (years)	1 month 13 days
Warrants Expiring August 13, 2022 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	12,535,581	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	10 months 17 days
Warrants Expiring August 31, 2022 [Member]
Disclosure of Warrants Outstanding [Line Items]
Warrants outstanding	3,542,809	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	3 months 4 days

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company's common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To March 31, 2021, the Company's common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.